Unrecognized Tax Benefits Reconciliation (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Beginning Balance	$ 5	$ 13
Reductions due to expiration of certain statutes of limitation	0	(7)
Other increases (decreases)		(1)
Ending Balance	$ 5	$ 5